CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	11,336,547	7,114,712
Common stock, shares outstanding (in shares)	11,336,547	7,114,712
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0